Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ (47)	$ (30)	$ 96	$ 61
Prepaid expenses and other current assets	23	18	49	19
Other financial assets	(2)	6	33	41
Payables, accruals and provisions	(143)	(24)	(396)	(196)
Deferred revenue	98	99	28	45
Other financial liabilities		(11)	(33)	(46)
Income taxes	10	18	10	(2)
Other	(33)	(4)	(49)	(22)
Total	$ (94)	$ 72	$ (262)	$ (100)